SUBSEUQNET EVENTS	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUNET EVENT
NOTE 20 - SUBSEQUENT EVENT

As significant portion of our development team resides and works from Ukraine. The continuation of the local war may impact our ability to meet our long-term development delivery commitments although so far, the Company managed to mitigate the risk and no material impact has been observed on the delivery and stability of the development projects. That being stated, it is difficult to predict whether our ability to continue and develop our products in the same pace and launch new contracts in short delivery timelines may be affected by the situation in Ukraine In March 2022, the company paid the outstanding capital notes and the accrued interest from Aspire Group, see note 6.